FINANCING AND LOANS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Beginning of the year	R$ 54,372,798
End of the year	47,899,595	R$ 54,372,798
Financing and Loans
FINANCING AND LOANS
Beginning of the year	54,372,798	45,121,791
End of the year	41,940,363	54,372,798	R$ 45,121,791
Foreign Currency
FINANCING AND LOANS
Beginning of the year	12,607,912	11,412,328	12,091,850
Interest, Monetary and exchange variations incurred	1,045,501	2,660,094	880,264
Interest paid	(813,035)	(751,047)	(685,656)
Amortization of the Principal	(4,233,926)	(711,884)	(863,121)
Classification held for sale		(1,580)	(11,009)
End of the year	8,606,452	12,607,912	11,412,328
National Currency
FINANCING AND LOANS
Beginning of the year	41,764,887	33,709,463	33,528,578
Funding	992,950	15,947,038	5,367,977
Interest, Monetary and exchange variations incurred	2,561,519	2,279,329	3,195,897
Interest paid	(1,817,748)	(2,104,774)	(3,088,427)
Amortization of the Principal	(8,081,855)	(5,679,750)	(4,685,063)
Transfers	(645)	198,587	87,446
Write-off	(2,085,197)
Classification held for sale		(2,585,007)	(696,945)
End of the year	R$ 33,333,911	R$ 41,764,887	R$ 33,709,463